PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 16,791	$ 16,591
Less: accumulated depreciation and amortization	10,914	10,315
Total property and equipment, net	5,877	6,276
Office, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	8,968	8,885
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,754	2,845
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,167	1,990
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,902	$ 2,871